Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2020	2019
Federal:
Current	$1,442	$724
Deferred	(566)	(41)
Total federal	876	683
State, current	416	267
Total	$1,292	$950

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020		2019
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$953	21.0%	$719	21.0%
State tax, net of federal benefit	328	7.2	211	6.2
Stock compensation expense	23	0.5	30	0.9
Other	(12)	(0.3)	(10)	(0.2)
Total	$1,292	28.4%	$950	27.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2020	2019
Deferred tax assets:
Allowance for loan losses	$643	$468
Deferred loan fees	642	177
Stock-based compensation	6	8
Interest on non-accrual loans	3	2
Organization cost	-	1
Total deferred tax assets	1,294	656

Deferred tax liabilities:
Bank premises and equipment	(168)	(100)
Unrealized gain on investment securities available for sale	(31)	(5)
Intangible	(17)	(13)
Total deferred tax liabilities	(216)	(118)

Net Deferred Tax Asset	$1,078	$538